Reconciliation of Financial Statements to Form 5500 - Reconciliation of Contributions Received From Participants (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Contributions received from participants per the financial statements	$ 34,406,723
Excess contributions payable	28,816	$ 44,284
Contributions received from participants per the Form 5500	$ 34,435,539